Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Equity [abstract]
Perpetual subordinated bonds	¥ 648,536	¥ 684,476
Equity attributable to other equity instruments holders	¥ 648,536	¥ 684,476